CONDENSED CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME (LOSS) (Parenthetical) - USD ($) $ in Thousands	3 Months Ended	9 Months Ended
	Sep. 30, 2017	Sep. 30, 2017	Sep. 30, 2016
Statement of Comprehensive Income [Abstract]
Settlement loss (gain) related to pension plan	$ 1,014	$ 1,403	$ (33)